Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Jan. 23, 2024
C000246767
Account Value [Line Items]
Line Graph and Table Measure Name	Range Global Coal Index ETF
Account Value	$ 9,631	$ 10,000
C000246768
Account Value [Line Items]
Line Graph and Table Measure Name	Range Global LNG Ecosystem Index ETF
Account Value	$ 11,572	10,000
C000246769
Account Value [Line Items]
Line Graph and Table Measure Name	Range Global Offshore Oil Services Index ETF
Account Value	$ 9,746	10,000
C000246770
Account Value [Line Items]
Line Graph and Table Measure Name	Range Nuclear Renaissance Index ETF
Account Value	$ 18,404	10,000
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 12,069	10,000
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 12,069	10,000
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 12,069	10,000
MSCI ACWI Index (Gross) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Gross) (USD)
Account Value	$ 12,069	$ 10,000